Intangible Assets - Summary of Intangible Assets (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Impairment losses	kr (61)	kr (313)	kr (137)
Capitalized development expenditure [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill, Opening balance	3,528
Intangible assets and goodwill, Closing balance	3,705	3,528
Capitalized development expenditure [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill, Opening balance	19,158	18,049
Additions	1,720	962
Translation differences	218	147
Intangible assets and goodwill, Closing balance	21,096	19,158	18,049
Capitalized development expenditure [member] | Accumulated depreciation and amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill, Opening balance	(11,885)	(10,447)
Amortizations	(1,586)	(1,343)
Translation differences	(175)	(95)
Intangible assets and goodwill, Closing balance	(13,646)	(11,885)	(10,447)
Capitalized development expenditure [member] | Accumulated impairment losses [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill, Opening balance	(3,745)	(3,745)
Intangible assets and goodwill, Closing balance	(3,745)	(3,745)	(3,745)
Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill, Opening balance	38,204
Intangible assets and goodwill, Closing balance	84,570	38,204
Goodwill [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill, Opening balance	44,963	41,592
Balances regarding acquired/divested business	40,881	725
Translation differences	5,070	2,646
Intangible assets and goodwill, Closing balance	90,914	44,963	41,592
Goodwill [member] | Accumulated impairment losses [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill, Opening balance	(6,759)	(6,647)
Balances regarding acquired/divested business	415
Impairment losses		(112)
Intangible assets and goodwill, Closing balance	(6,344)	(6,759)	(6,647)
Customer Relationships IPR and other Intangible Assets [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill, Opening balance	3,830
Intangible assets and goodwill, Closing balance	26,340	3,830
Customer Relationships IPR and other Intangible Assets [Member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill, Opening balance	55,936	53,913
Additions	126	131
Balances regarding acquired/divested business	23,451	(95)
Disposals	(452)	(18)
Translation differences	3,793	2,005
Intangible assets and goodwill, Closing balance	82,854	55,936	53,913
Customer Relationships IPR and other Intangible Assets [Member] | Accumulated depreciation and amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill, Opening balance	(44,456)	(41,721)
Amortizations	(1,991)	(1,164)
Balances regarding acquired/divested business	22
Disposals	452	18
Translation differences	(2,797)	(1,589)
Intangible assets and goodwill, Closing balance	(48,770)	(44,456)	(41,721)
Customer Relationships IPR and other Intangible Assets [Member] | Accumulated impairment losses [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill, Opening balance	(7,650)	(7,387)
Balances regarding acquired/divested business	81
Impairment losses	(61)	(201)
Translation differences	(114)	(62)
Intangible assets and goodwill, Closing balance	kr (7,744)	kr (7,650)	kr (7,387)